Placement in Fair Value Hierarchy of Makita's Assets Measured at Fair Value on a Non-Recurring Basis (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring USD ($)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring JPY (¥)	Mar. 31, 2010 Fair Value, Measurements, Nonrecurring JPY (¥)	Mar. 31, 2010 Fair Value, Measurements, Nonrecurring Level 1 JPY (¥)	Mar. 31, 2010 Fair Value, Measurements, Nonrecurring Level 2 JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring Level 3 USD ($)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring Level 3 JPY (¥)	Mar. 31, 2010 Fair Value, Measurements, Nonrecurring Level 3 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets									$ 32,073,000	¥ 2,630,000,000	¥ 2,762,000,000
Goodwill
Impairment loss on long-lived assets				2,610,000	214,000,000	354,000,000
Impairment loss on goodwill						¥ 1,251,000,000